Fair Value of Derivative Instruments Reflected on Gross Basis (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on gross basis		$ 135
Liabilities measured at fair value on a gross basis	$ 39,961	13,778
Not Designated as Hedging Instrument | Interest Rate Swaps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value on gross basis		135
Liabilities measured at fair value on a gross basis	27,121	13,661
Designated as Hedging Instrument | Interest Rate Swaps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities measured at fair value on a gross basis	$ 12,840	$ 117